RIGHT OF USE ASSETS AND LEASE LIABILITY (Narrative) (Details)	6 Months Ended
Jun. 30, 2024
Lessor Disclosure [Abstract]
Lease expiration date	Jul. 31, 2024
Option to extend operating lease	On August 1, 2023, the Company signed a lease agreement ("the lease agreement") for its principal offices for a period of one year, or until July 31, 2024, with an option on behalf of the Company for a period of additional one year until July 31, 2025 ("the additional period), that the Company’s management exercised on May 2024 .In the additional period the rent will increase by 2%, instead of the 5% that was originally set.